Note 1 - Organization (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Mar. 15, 2025	Mar. 11, 2025	Mar. 26, 2021	Aug. 14, 2024
Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration				$ 0
Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration				$ 641
ADR [Member]
Stock Issued During Period, Shares, New Issues			3,000,000
Shares Issued, Price Per Share			$ 10
ADR [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues			3,000,000
Shares Issued, Price Per Share			$ 10
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues	112,000,000	112,000,000